Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Buildings	376,858	402,671	66,516
Medical equipment	1,138,927	1,324,206	218,743
Electronic and office equipment	34,717	36,458	6,022
Motor vehicles	3,838	3,931	650
Leasehold improvement and building improvements	5,635	5,087	840
Construction in progress	247,708	116,445	19,235

Total	1,807,683	1,888,798	312,006
Less: accumulated depreciation	(281,584)	(393,046)	(64,927)

	1,526,099	1,495,752	247,079

Less: accumulated impairment charges	(3,179)	(3,179)	(524)

	1,522,920	1,492,573	246,555